Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Summary of major related parties

Names of related parties	Relationship with the Company

Sinopec Group	Ultimate parent company
JYJC	Joint venture of the Group
BOC	Joint venture of the Group
Jinpu	Joint venture of the Group
Yangu Gas	Joint venture of the Group
Secco (i)	Associate of the Group
Chemical Industry	Associate of the Group
Jinsen	Associate of the Group
Azbil	Associate of the Group
Shanghai Nam Kwong Petro-Chemical Company Limited	Associate of the Group
Shanghai Jinhuan Petroleum Naphthalene Development Company Limited	Associate of the Group
Shanghai Chemical Industry Park Logistics Company Limited	Associate of the Group
Sinopec Chemical Commercial Holding Company Limited	Subsidiary of the immediate parent company
Sinopec Sales Company Limited	Subsidiary of the immediate parent company
Sinopec Yizheng Chemical Fibre Company Limited	Subsidiary of the immediate parent company
China International United Petroleum and Chemical Company Limited	Subsidiary of the immediate parent company
China Petrochemical International Company Limited	Subsidiary of the immediate parent company
Sinopec Refinery Product Sales Company Limited	Subsidiary of the immediate parent company
Sinopec Yangzi Petrochemical Company Limited	Subsidiary of the immediate parent company
China Petrochemical International Beijing Company Limited	Subsidiary of the immediate parent company
China Petrochemical International Ningbo Company Limited	Subsidiary of the immediate parent company
China Petrochemical International Tianjin Company Limited	Subsidiary of the immediate parent company
China Petrochemical International Russia Company Limited	Subsidiary of the immediate parent company
Sinopec Europe Company Limited	Subsidiary of the immediate parent company
China and South Korea (Wuhan) petrochemical Company Limited	Subsidiary of the immediate parent company
Sinopec USA Company Limited	Subsidiary of the immediate parent company
Sinopec Chemical Commercial Holding (Hong Kong) Company Limited	Subsidiary of the immediate parent company
Sinopec Huadong Supplies and Equipment Company Limited	Subsidiary of the immediate parent company
Petro-Cyber Works Information Technology Company Limited	Subsidiary of the immediate parent company
Sinopec Fuel Oil Sales Corporation Limited	Subsidiary of the immediate parent company
Sinopec Catalyst Co., Ltd	Subsidiary of the immediate parent company
Sinopec lubricating oil Co. Ltd	Subsidiary of the immediate parent company
Nanjing Yangzi Petrochemical Rubber Co., Ltd	Subsidiary of the immediate parent company
Nantong Donghai Petrochemical Corporation Co., Ltd	Subsidiary of the immediate parent company
Dalian Frip Science and Technology Co., Ltd	Subsidiary of the immediate parent company
Ningbo Zhenhai District Donghai Refinery Hotel Co., Ltd	Subsidiary of the immediate parent company
Sinopec Fujian Petrochemical Company Limited	Subsidiary of the immediate parent company
Sinopec Corp. Maoming Nan Hai Fine Chemical Co., Ltd	Subsidiary of the immediate parent company

BASF-YPC Company Limited	Joint venture of the immediate parent company
Zhejiang Baling Hengyi Caprolactam Limited Company	Joint venture of the immediate parent company
Sinopec Petroleum Storage and Reserve Limited	Subsidiary of the ultimate parent company
Sinopec Assets Management Corporation	Subsidiary of the ultimate parent company
Shanghai Petrochemical Machinery Manufacturing Co., Ltd	Subsidiary of the ultimate parent company
Shanghai Petrochemical Seawall Management Office	Subsidiary of the ultimate parent company
China Petrochemical Press Co., Ltd	Subsidiary of the ultimate parent company
China Petrochemical News	Subsidiary of the ultimate parent company
Sinopec Shared Services Co. Ltd.	Subsidiary of the ultimate parent company
Sinopec group Beijing Yanshan Petrochemical Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Tendering Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Petroleum Commercial Reserve Co., Ltd	Subsidiary of the ultimate parent company
Sinopec Shengli Petroleum Administration Company Limited	Subsidiary of the ultimate parent company
Sinopec Nanjing Engineering Company Limited	Subsidiary of the ultimate parent company
China Petrochemical International Wuhan Company Limited	Subsidiary of the ultimate parent company
Sinopec Engineering Quality Monitoring Company Limited	Subsidiary of the ultimate parent company
Sinopec Engineering Cost Company Limited	Subsidiary of the ultimate parent company
Sinopec Luoyang Engineering Company Limited	Subsidiary of the ultimate parent company
Sinopec energy saving technology service company limited	Subsidiary of the ultimate parent company
Beijing Petrochemical Engineering Consulting Company Limited	Subsidiary of the ultimate parent company
Beijing Victory Hotel Company Limited	Subsidiary of the ultimate parent company
National petrochemical project risk assessment technology center	Subsidiary of the ultimate parent company
Sinopec Material & Equipment (Dalian) Company Limited	Subsidiary of the ultimate parent company
Storage and transportation installation company of Ningbo engineering co., LTD.	Subsidiary of the ultimate parent company
Petrochemical Engineering Quality Supervision Centre	Subsidiary of the ultimate parent company
Sinopec Management Institute	Subsidiary of the ultimate parent company
Sinopec Shanghai Engineering Company Limited	Subsidiary of the ultimate parent company
The Fourth Construction Company of Sinopec	Subsidiary of the ultimate parent company
The Fifth Construction Company of Sinopec	Subsidiary of the ultimate parent company
The Tenth Construction Company of Sinopec	Subsidiary of the ultimate parent company
Sinopec Engineering Incorporation	Subsidiary of the ultimate parent company
Sinopec Ningbo Engineering Company Limited	Subsidiary of the ultimate parent company
Sinopec Finance Company Limited (“Sinopec Finance”)	Subsidiary of the ultimate parent company

(i) Since 26 October 2017, Secco becomes the subsidiary of the immediate parent company.

Transactions between the Group and Sinopec Corp., its subsidiaries and joint ventures

	2016 RMB’000	2017 RMB’000	2018 RMB’000
Sales of petroleum products	33,159,665	39,992,682	49,209,765
Sales other than petroleum products	5,738,425	6,708,955	7,112,332
Purchases of crude oil	21,599,355	34,819,936	44,175,644
Purchases other than crude oil	3,748,055	4,987,955	8,996,814
Sales commissions	100,221	116,616	139,837
Rental income	28,160	28,368	29,551

Other transactions between the Group and Sinopec Group and its subsidiaries, associates and joint ventures of the Group

	2016 RMB’000	2017 RMB’000	2018 RMB’000

Sales of goods and service fee income
- Sinopec Group and its subsidiaries	38,389	10,531	11,486
- Associates and joint ventures of the Group	2,051,620	3,043,689	4,130,295

	2,090,009	3,054,220	4,141,781

Purchase
- Sinopec Group and its subsidiaries	1,056,737	378,111	2,253,446
- Associates and joint ventures of the Group	3,602,791	4,034,448	3,982,729

	4,659,528	4,412,559	6,236,175

Insurance premiums expenses
- Sinopec Group and its subsidiaries	123,621	126,405	121,329

Lease expenses
- Sinopec Group and its subsidiaries	53,960	53,960	59,160

Loans borrowed
- Sinopec Finance	—	—	50,000

Interest income
- Sinopec Finance	232	5,147	610

Loans repayment
- Sinopec Finance	370,000	—	50,000

Interest expense
- Sinopec Finance	3,322	—	1,326

Construction and installation cost
- Sinopec Group and its subsidiaries	177,792	172,404	109,146

The relevant amounts due from/to related parties

	As at 31 December
	2017 RMB’000	2018 RMB’000

Amounts due from related parties
- Sinopec Corp., its subsidiaries and joint ventures	1,792,857	2,142,731
- Sinopec Group and its subsidiaries	763	457
- Associates and joint ventures of the Group	181,788	143,061

	1,975,408	2,286,249

Amounts due to related parties
- Sinopec Corp., its subsidiaries and joint ventures	3,250,329	4,238,963
- Sinopec Group and its subsidiaries	61,728	45,134
- Associates and joint ventures of the Group	419,630	283,717

	3,731,687	4,567,814

Cash deposits, maturing within 3 months
- Sinopec Finance	29,128	22,082

Key personnel compensations

	Year ended 31 December
	2016 RMB’000	2017 RMB’000	2018 RMB’000

Short-term employee benefits	5,218	5,926	7,561
Post-employment benefits	148	143	159
Share-based payments	1,270	505	—

	6,636	6,574	7,720

Contributions to defined contribution retirement plans

	Year ended 31 December
	2016 RMB’000	2017 RMB’000	2018 RMB’000

Municipal retirement scheme costs	247,710	249,578	262,728
Supplementary retirement scheme costs	69,846	66,546	75,312

Commitments with related parties
(1)	Construction and installation cost

	As at 31 December
	2017	2018
	RMB’000	RMB’000

Sinopec Group and its subsidiaries	29,528	16,011

(2)	Operating lease commitments – Group company as lessee

	As at 31 December
	2017	2018
	RMB’000	RMB’000

Sinopec Group and its subsidiaries
No later than 1 year	59,160	73,190
Later than 1 year and no later than 2 years	—	—

	59,160	73,190

Investment commitments with related parties

	As at 31 December
	2017	2018
	RMB’000	RMB’000

Capital contribution to Shanghai Secco	111,263	111,263